Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Expense [abstract]
Current income tax expense	$ 48	$ 170
Total income tax expense	$ 48	$ 170